Subsequent Event (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 17, 2017	Dec. 31, 2015	Dec. 31, 2016
Warrants exercised to purchase of common stock		1,205
Warrant exercise price, per share		$ 0.57	$ 0.45
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Number of options to purchase, shares	4,059,994
Share price, per share	$ 0.30
Proceeds from option to purchase	$ 1,200,000
Warrants exercised to purchase of common stock	4,059,994
Warrant exercise price, per share	$ 0.30
Warrant exercisable term	5 years
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Maxim Group LLC [Member]
Warrants exercised to purchase of common stock	81,199
Warrant exercise price, per share	$ 0.33
Percentage of cash fee	7.50%